Significant Accounting Policies: Income Taxes (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
United States statutory income tax rate	35.00%	28.00%	35.00%	35.00%